EARNINGS PER COMMON SHARE - Schedule of Weighted Average Number of Common Shares (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Issued common shares (in shares)	581	549
Effect of shares issued on exercise of options (in shares)	0	1
Effect of subscription receipt issuance (in shares)	0	23
Basic weighted average number of common shares at December 31 (in shares)	581	573
Dilutive effect of share options on issue (in shares)	1	1
Diluted weighted average number of common shares at December 31 (in shares)	582	574
Basic earnings per common share (in CAD per share)	$ 2.67	$ 3.00
Diluted earnings per common share (in CAD per share)	$ 2.66	$ 3.00